Warrant liability	9 Months Ended
Sep. 30, 2026
Notes and other explanatory information [abstract]
Warrant liability

15.	Warrant liability

On September 25, 2025, the Company issued 34,246,577 warrants in association with the Company’s non-brokered private placement offering (see Note 22). Each full warrant entitles the holder to purchase one common share of the Company at an exercise price of $2.63 per full common share purchase warrant for a period of 36 months from the issuance date.

On the date of issuance, the Company determined that the fair value of the warrant liability was $53,241,889 with the residual of $46,758,112 allocated to common shares. The fair value of the warrants was determined using the Black-Scholes option pricing model with the following assumptions: an underlying share price of $2.125, an exercise price of $2.63, a risk-free rate of 3.66%, an expected volatility of 131.5%, an expected life of 3 years and an expected dividend yield of 0%.

As at September 30, 2026, the Company had the following common share purchase warrants and compensation options outstanding that are classified as liabilities:

	Number outstanding & exercisable	Grant date	Expiry date	Exercise price	Fair Value	Share price	Expected volatility	Expected life (yrs)	Expected dividend yield	Risk-free interest rate
Warrant liability	34,246,577	26-Sep-25	26-Sep-28	$2.63	3,325,342	$0.49	103.6%	2	0%	4.98%
	34,246,577				3,325,342

The expected volatility is based on historical share prices of the Company. The weighted average life of the outstanding warrants was 2.00 years at September 30, 2026.

DeFi Technologies Inc.

Notes to the condensed consolidated interim financial statements

For the three and nine months ended September 30, 2026 and 2025

(Expressed in U.S. dollars unless otherwise noted)